Statement of Stockholders' Equity (USD $)	Total	Common Stock	Additional Paid-in Capital	Deficit Accumulated During the Exploration Stage
Beginning Balance, amount at Jan. 18, 2010
Common stock issued for cash, shares	6,800,000	6,800,000
Common stock issued for cash, value	$ 50,000	$ 680	$ 49,320
NET LOSS	(7,247)			(7,247)
Ending Balance, amount at Mar. 31, 2010	42,753	680	49,320	(7,247)
Ending Balance, shares at Mar. 31, 2010	6,800,000	6,800,000
NET LOSS	(17,639)			(17,639)
Ending Balance, amount at Mar. 31, 2011	$ 25,114	$ 680	$ 49,320	$ (24,886)
Ending Balance, shares at Mar. 31, 2011	6,800,000	6,800,000